Debt - Presentation (Details) - USD ($)						3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 28, 2017	Feb. 14, 2017	Feb. 09, 2017	Feb. 08, 2017	May 23, 2013	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	May 03, 2016
Debt Instrument [Line Items]
Senior Secured Debt, net						$ 34,659,000		$ 34,659,000		$ 32,804,000	$ 53,638,000
Other Note Payable, net						3,366,000		3,366,000		3,205,000	5,340,000
Net proceeds on issuance stock	$ 48,800,000							27,542,000	$ 48,786,000	48,792,000	23,964,000
Debt issuance costs extinguished and recorded against equity								0	107,000	107,000	0
Non-cash interest expense								2,007,000	2,509,000	4,438,000	7,760,000
Converted debt from CRG and WCAS
Debt Instrument [Line Items]
Debt issuance costs extinguished and recorded against equity	$ 100,000								$ 100,000	$ 100,000
Converted debt from CRG | Series A preferred stock | Preferred Stock
Debt Instrument [Line Items]
Number of shares issued upon conversion of debt	2,500,000								2,500,000	2,500,000
Converted debt from WCAS | Series A preferred stock | Preferred Stock
Debt Instrument [Line Items]
Number of shares issued upon conversion of debt	250,000								250,000	250,000
Term Loan | Converted debt from CRG and WCAS
Debt Instrument [Line Items]
Original debt amount converted		$ 27,500,000
Conversion price (usd per share)	$ 10
Term Loan | Converted debt from CRG
Debt Instrument [Line Items]
Original debt amount converted	$ 25,000,000								$ 25,000,000	$ 25,000,000
Term Loan | Converted debt from WCAS
Debt Instrument [Line Items]
Original debt amount converted									2,500,000	2,500,000
Conversion price (usd per share)	$ 10
Other Note Payable, net
Debt Instrument [Line Items]
Other Note Payable, net						2,500,000		2,500,000		2,500,000
CRG Term Loan
Debt Instrument [Line Items]
Senior Secured Debt					$ 50,000,000
Debt instrument term					6 years
Extension term			1 year
Cash and cash equivalents covenant held			$ 2,000,000.0	$ 5,000,000.0
Public offering covenant threshold				$ 40,000,000.0
Cash and cash equivalents threshold for public offing			$ 5,000,000.0
Non-cash interest expense										$ 4,400,000	$ 7,800,000
CRG Term Loan | Restructured debt
Debt Instrument [Line Items]
Senior Secured Debt, net												$ 50,000,000
Other Note Payable, net												5,000,000
CRG Term Loan
Debt Instrument [Line Items]
Senior Secured Debt					$ 50,000,000
Debt instrument term					6 years
Non-cash interest expense						$ 1,000,000	$ 2,000,000	$ 900,000	$ 2,500,000
CRG Term Loan | Restructured debt
Debt Instrument [Line Items]
Senior Secured Debt, net												50,000,000
CRG Term Loan | Restructured WCAS note
Debt Instrument [Line Items]
Other Note Payable, net												$ 5,000,000
WCAS Capital Partners IV, L.P. | Restructured debt | Other Note Payable, net | Converted debt from WCAS
Debt Instrument [Line Items]
Original debt amount converted	$ 2,500,000